Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Revenue by Geographic Location
The following table presents total external revenues by geographic location, based on the location of the Company’s merchants:

	Years ended
	December 31, 2019		December 31, 2018
	$	%	$	%
Canada	96,168	6.1%	70,774	6.6%
United States	1,079,520	68.4%	755,454	70.4%
United Kingdom	103,498	6.6%	69,596	6.5%
Australia	68,571	4.3%	47,937	4.5%
Rest of World	230,416	14.6%	129,468	12.0%
	1,578,173	100.0%	1,073,229	100.0%

Long-lived Assets by Geographic Location
The following table presents the total net book value of the Company’s long-lived physical assets by geographic location:

	December 31, 2019		December 31, 2018
	$	%	$	%
Canada	102,832	93.6%	58,460	94.9%
United States	4,747	4.3%	1,593	2.6%
Rest of World	2,302	2.1%	1,559	2.5%
	109,881	100.0%	61,612	100.0%